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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05793
Invesco Municipal Income Opportunities Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Municipal Income
Opportunities Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2011

MS-CE-MIO2-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—107.20%
Alabama—1.03%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$991,400
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	345	259,026

				1,250,426

Arizona—2.83%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,125	1,043,989
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	800	796,040
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.00%	12/15/24	500	487,640
Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	620	636,727
Quechan Indian Tribe of Fort Yuma (California and Arizona Governmental); Series 2008, RB	7.00%	12/01/27	500	464,820

				3,429,216

California—9.32%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	375	391,883
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	360	371,563
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006, CAB Asset-Backed RB (d)	0.00%	06/01/33	1,695	156,093
California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	320	287,290
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	500	444,310
Series 2011, RB	7.25%	11/01/31	375	404,831
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	447,050
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)(g)	0.06%	08/15/47	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB (e)	7.25%	10/01/38	185	187,705
Desert Community College District (Election 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(d)	0.00%	08/01/46	3,750	450,787
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	375	298,819
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,650	1,685,612
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	375	416,861
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facilities Charge RB (a)	5.55%	07/01/28	470	400,026
Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax GO CAB Bonds (d)	0.00%	08/01/39	4,080	738,235
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	375	353,081
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	375	311,948
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	375	393,825
San Francisco (City of) Redevelopment Financial Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	525	553,980
Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/44	6,780	394,054
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Union (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	$565	$610,386

				11,298,339

Colorado—3.80%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	600	560,778
Series 2009 A, RB	8.25%	01/01/24	400	417,472
Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	375	383,625
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	375	381,529
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,018,708
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	345	306,619
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported Limited Tax GO Bonds	7.25%	12/01/40	500	500,650
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	375	380,648
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	750	650,062

				4,600,091

Delaware—0.24%
Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	375	294,589

District of Columbia—0.79%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	375	388,556
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (c)	5.00%	12/01/25	495	562,973

				951,529

Florida—12.03%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	476,140
Series 2007, IDR	5.88%	11/15/36	700	564,788
Series 2007, IDR	5.88%	11/15/42	375	295,219
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, Health Facilities RB	8.13%	11/15/46	375	370,605
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	535	477,782
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/23	2,740	2,910,346
Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	375	386,932
Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	190	189,105
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	375	351,146
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	375	291,255
Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.25%	06/15/27	375	326,242
Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/42	3,000	399,660
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	375	391,834
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	475	474,430
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	451,205
Series 2007, First Mortgage RB	5.50%	07/01/38	500	410,540
Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	940	915,081
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	500	507,255
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	$930	$767,362
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/32	2,640	2,677,092
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	375	379,635
Tolomato Community Development District; Series 2007, Special Assessment RB(h)	6.55%	05/01/27	600	342,810
University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	235	223,078

				14,579,542

Georgia—1.25%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	375	394,886
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation Bonds	5.40%	01/01/20	800	821,968
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(a)	9.00%	06/01/35	280	301,535

				1,518,389

Hawaii—1.54%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Senior Living RB	8.75%	11/15/29	375	426,367
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2009, Special Purpose RB	6.50%	07/01/39	375	405,949
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,039,710

				1,872,026

Illinois—10.67%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax RB	5.90%	03/01/27	625	524,469
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	335,670
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement RB	6.75%	12/01/32	898	921,204
Chicago (City of); Series 2011 C, Tax Increment COP	7.13%	05/01/25	390	403,022
Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	375	387,934
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	540	524,794
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	370	322,348
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	784,690
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	750	639,322
Illinois (State of) Finance Authority (CHF- DeKalb II, L.L.C.- Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	375	390,784
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	375	369,945
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	375	376,455
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	819,030
Illinois (State of) Finance Authority (UNO Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	185	186,449
Series 2011, Ref. Charter School RB	7.13%	10/01/41	185	186,508
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, RB (h)	6.90%	11/15/33	1,000	349,670
Illinois (State of) Finance Authority; Series 2003 A, RB	7.00%	11/15/32	750	701,670
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (c)	5.50%	06/15/50	360	370,490
Series 2010 B, Ref. CAB RB (INS-AGM) (b)(d)	0.00%	06/15/43	3,750	545,700
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (c)	5.50%	01/01/33	1,200	1,265,508
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	375	370,582
Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	400	410,996
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	981	889,345
Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	375	372,667
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Will & Kankakee (Counties of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	$540	$481,226

				12,930,478

Indiana—1.18%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	375	387,195
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	280	256,250
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	525	469,628
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	375	318,814

				1,431,887

Iowa—0.60%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	375	400,121
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	375	330,368

				730,489

Kansas—0.41%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	525	497,532

Kentucky—0.31%
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	375	381,353

Louisiana—1.52%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (h)	5.25%	07/01/17	744	297,377
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	375	398,715
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	400	392,064
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	750	750,120

				1,838,276

Maine—0.32%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	375	385,890

Maryland—1.78%
Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	375	396,184
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	374,085
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	502,570
Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.25%	05/01/34	1,000	887,420

				2,160,259

Massachusetts—3.80%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	360	443,196
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	500	452,765
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/46	266	188,375
Series 2011 A-2, RB	5.50%	11/15/46	14	8,540
Series 2011 B, RB(d)	0.00%	11/15/56	70	344
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,499,925
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—(continued)
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/32	$190	$245,250
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	375	376,579
Massachusetts (State of) Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,010	988,538
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	375	400,541

				4,604,053

Michigan—0.70%
Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	450	431,492
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(i)(j)	6.75%	06/02/14	375	417,101

				848,593

Minnesota—3.38%
Anoka (City of) (The Homestead at Anoka Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	375	375,240
Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	375	385,837
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	350	386,977
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	665,700
Minnesota (State of) Tobacco Securitization Authority; Series 2011 B, Ref. Tobacco Settlement RB	5.25%	03/01/31	375	379,568
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	500	494,350
Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	375	392,254
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	375	379,650
West Saint Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	260	259,961
Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	375	377,595

				4,097,132

Mississippi—0.33%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	400	401,920

Missouri—4.12%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	450	196,133
Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011A, Housing Improvement & Ref. RB	6.38%	05/01/35	375	372,360
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	375	343,950
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	2,000	2,001,840
Kansas City Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	375	374,955
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	375	390,221
St. Louis (City of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Improvement and Tax Increment Allocation RB	6.38%	12/01/25	375	380,741
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	500	457,245
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	500	470,345

				4,987,790

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska—0.32%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	$375	$381,908

Nevada—1.94%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.38%	08/01/23	920	948,087
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (h)	7.38%	01/01/40	1,000	1,400
Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	675	354,645
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	450	516,276
Sparks (City of) (Local Improvement Districts No. 3); Series 2008, Limited Obligation Bonds	6.50%	09/01/20	520	525,299

				2,345,707

New Hampshire—0.32%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	375	392,730

New Jersey—3.79%
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	375	401,280
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	375	367,594
Series 1999, Special Facility RB (a)	6.40%	09/15/23	190	188,567
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	658,781
New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	500	443,060
New Jersey (State of) Economic Development Authority (United Methodist Homes); Series 1998, Ref. RB	5.13%	07/01/25	1,000	882,880
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	540	412,425
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	375	376,455
Tobacco Settlement Financing Corp.;
Series 2007 1A, RB	4.50%	06/01/23	375	339,622
Series 2007 1A, RB	5.00%	06/01/29	375	286,714
Series 2007 1A, RB	5.00%	06/01/41	340	235,821

				4,593,199

New Mexico—0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	375	377,460

New York—4.28%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (d)	0.00%	07/15/35	550	135,927
Series 2009, CAB RB (d)	0.00%	07/15/46	3,750	429,788
Mount Vernon (City of) Industrial Development Agency (Meadowview at Wartburg Senior Housing Inc.); Series 1999, Civic Facility RB	6.15%	06/01/19	790	771,956
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	550	458,210
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	600	599,910
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (b)	5.25%	11/01/37	450	441,234
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.25%	12/01/37	375	375,315
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	375	390,259
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (e)(h)	6.13%	02/15/19	1,000	10
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)
Port of New York and New Jersey;
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (c)	5.00%	10/15/27	$640	$687,168
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (c)	5.00%	10/15/28	490	522,825
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(e)(i)(j)	6.63%	10/01/13	375	376,646

				5,189,248

North Carolina—0.32%
North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	375	385,763

Ohio—2.28%
Centerville (City of) (Bethany Lutheran Village); Series 2007 A, Health Care RB	6.00%	11/01/38	600	523,140
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	700	646,366
Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	375	382,335
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	375	376,504
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	375	421,080
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	450	415,003

				2,764,428

Oklahoma—1.83%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	450	432,234
Oklahoma (State of) Capital Improvement Authority (Higher Education D3); Series 2006, VRD State Facilities RB (f)	0.19%	07/01/33	1,000	1,000,000
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	390	401,793
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	375	389,299

				2,223,326

Pennsylvania—6.34%
Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	365	354,258
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	500	480,620
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	1,000	937,970
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc); Series 2002, First Mortgage RB	8.50%	05/01/32	2,760	2,607,234
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	360	336,269
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	665,475
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	375	391,579
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (c)	5.00%	06/15/21	1,125	1,307,970
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2005 A, VRD RB (f)	0.09%	02/15/21	600	600,000

				7,681,375

Puerto Rico—0.31%
Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, CAB RB (d)	0.00%	08/01/34	1,500	370,470

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Rhode Island—0.24%
Tobacco Settlement Financing Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	$315	$289,258

South Carolina—1.72%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	250	269,200
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.25%	10/01/26	930	760,340
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (f)(h)	6.00%	11/15/37	575	227,119
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	1,000	827,750

				2,084,409

South Dakota—0.25%
Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	375	297,506

Tennessee—2.82%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	800	807,856
Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	375	356,824
Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	1,000	959,610
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	1,000	899,830
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	375	397,792

				3,421,912

Texas—10.10%
Alliance Airport Authority, Inc. (American Airlines, Inc.); Series 2007, Ref. RB (a)(h)	5.25%	12/01/29	375	71,363
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(a)	4.85%	04/01/21	450	470,574
Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Second Tier RB (e)	5.75%	01/01/34	500	464,600
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	375	387,431
Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	375	375,499
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	375	383,014
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	660	660,350
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	375	356,872
HFDC of Central Texas, Inc.; Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	375	313,541
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	375	374,977
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	185	183,801
Houston Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (k)(i)	7.13%	02/15/14	1,000	1,147,750
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	375	404,869
La Vernia Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, RB	6.25%	08/15/39	375	396,540
Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	825	792,693
North Texas Tollway Authority;
Series 2008 A, First Tier RB (INS-BHAC) (b)(c)	5.75%	01/01/48	1,125	1,194,176
Series 2011, Ref. First Tier RB	5.00%	01/01/38	375	371,475
Series 2011 B, Special Project System CAB RB (d)	0.00%	09/01/37	2,800	552,496
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	250	250,023
Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	375	370,815
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	$400	$387,428
Texas (State of) Turnpike Authority (Central Texas Turnpike); Series 2002, Central Texas Turnpike System CAB RB (INS-AMBAC) (b)(d)	0.00%	08/15/33	1,560	384,634
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	375	406,646
Texas State Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	375	401,696
Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, RB	7.13%	02/15/40	375	384,720
Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	375	392,419
Tyler Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. RB	5.00%	07/01/33	375	357,607

				12,238,009

Utah—0.83%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	650	650,019
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	375	353,858

				1,003,877

Virginia—1.62%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (e)	6.50%	01/01/28	719	655,884
Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	395	338,195
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	496	499,482
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	450	474,507

				1,968,068

Washington—2.84%
King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	375	378,101
Series 2011, Ref. Improvement Limited Tax GO Bonds	7.00%	12/01/40	375	375,000
King (County of) Washington Sewer Revenue; Series 2011 B, Ref. RB (c)	5.00%	01/01/34	1,125	1,202,445
Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	600	596,910
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	375	388,669
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	450	499,707

				3,440,832

West Virginia—0.59%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.50%	10/01/38	750	720,540

Wisconsin—2.20%
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.); Series 2004 A, RB	6.75%	08/15/34	1,250	1,256,413
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	575	630,499
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	375	398,351
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	$375	$386,081

				2,671,344

TOTAL INVESTMENTS(l)—107.20% (Cost $134,393,992)				129,931,168

Floating Rate Note Obligations—(6.65)%
Notes with interest rates ranging from 0.14% to 0.24% at 05/31/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D)(m)				(8,060,000)

OTHER ASSETS LESS LIABILITIES—(0.55)%				(671,773)

NET ASSETS—100.00%				$121,199,395

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
LOC	— Letter of Credit
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $3,157,520, which represented 2.61% of the Trust’s Net Assets.

(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $1,289,749, which represented 1.06% of the Trust’s Net Assets

(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $13,761,002 are held by Dealer Trusts and serve as collateral for the $8,060,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Municipal Income Opportunities Trust II

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Municipal Income Opportunities Trust II

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$129,931,168	$—	$129,931,168
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $23,826,153 and $21,050,994, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,824,177
Aggregate unrealized (depreciation) of investment securities	(9,132,037)

Net unrealized appreciation (depreciation) of investment securities	$(4,307,860)

Cost of investments for tax purposes is $134,239,028.
Invesco Municipal Income Opportunities Trust II

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.